INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 7:-	INTANGIBLE ASSETS, NET

	December 31,
	2016	2017

Cost:
Technology	$5,252	$8,275
Customer relations	-	10,667
Customer data	-	12,043
Domain	-	556

	5,252	31,541

Less accumulated amortization	1,536	4,289

Intangible assets, net	$3,716	$27,252

 Estimated amortization expense for the years ended:

December 31, 2017
2018	$2,784
2019	2,929
2020	2,878
2021	2,604
Thereafter	16,057

$27,252

Amortization expense amounted to $ 636, $ 747 and $ 2,753 for the years ended December 31, 2015, 2016 and 2017, respectively.